Equity and Noncontrolling Interests Equity Attributable to Johnson Controls, Inc. and Noncontrolling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Equity [Line Items]
Stock repurchase program, authorized amount	$ 3,650
Payments for Repurchase of Common Stock	1,362	$ 1,249	$ 350
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	11,311	12,314	11,625
Beginning balance	251
Beginning balance	11,562
Net income attributable to Johnson Controls, Inc.	1,563	1,215	1,178
Foreign currency translation adjustments	(825)	(642)	(20)
Realized and unrealized gains (losses) on marketable common stock	0	(7)	2
Pension and postretirement plans	(10)	(5)	(16)
Other comprehensive loss	(845)	(657)	(39)
Comprehensive income attributable to Johnson Controls, Inc.	743	560	1,138
Comprehensive income attributable to noncontrolling interest	91	126	120
Total Comprehensive income	834	686	1,258
Cash dividends - common stock	(681)	(586)	(520)
Redemption value adjustment attributable to redeemable noncontrolling interests			59
Repurchases of common stock	(1,362)	(1,249)	(350)
Other, including options exercised	365	272	362
Ending balance	10,376	11,311	12,314
Ending balance	163	251
Ending balance	10,539	11,562
Parent
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	11,311	12,314	11,625
Net income attributable to Johnson Controls, Inc.	1,563	1,215	1,178
Foreign currency translation adjustments	(799)	(640)	(21)
Realized and unrealized gains (losses) on derivatives	(11)	(3)	(5)
Realized and unrealized gains (losses) on marketable common stock		(7)	2
Pension and postretirement plans	(10)	(5)	(16)
Other comprehensive loss	(820)	(655)	(40)
Comprehensive income attributable to Johnson Controls, Inc.	743	560	1,138
Cash dividends - common stock	(681)	(586)	(520)
Dividends attributable to noncontrolling interests	0	0	0
Redemption value adjustment attributable to redeemable noncontrolling interests			59
Repurchases of common stock	(1,362)	(1,249)	350
Repurchases of common stock		0	0
Other, including options exercised	365	272	362
Ending balance	10,376	11,311	12,314
Nonredeemable Noncontrolling Interest
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	251	260	148
Income from continuing operations attributable to noncontrolling interests	65	90	71
Foreign currency translation adjustments	(3)	(2)	0
Realized and unrealized gains (losses) on derivatives	0	0	0
Realized and unrealized gains (losses) on marketable common stock		0	0
Pension and postretirement plans	0	0	0
Other comprehensive loss	(3)	(2)	0
Comprehensive income attributable to noncontrolling interest	62	88	71
Cash dividends - common stock	0	0	0
Dividends attributable to noncontrolling interests	(57)	(59)	(39)
Redemption value adjustment attributable to redeemable noncontrolling interests			0
Repurchases of common stock	0	0	0
Repurchases of common stock		(32)	(80)
Other, including options exercised	(93)	(6)	0
Ending balance	163	251	260
Stockholders' Equity, Total
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	11,562	12,574	11,773
Net Income	1,628	1,305	1,249
Foreign currency translation adjustments	(802)	(642)	(21)
Realized and unrealized gains (losses) on derivatives	(11)	(3)	(5)
Realized and unrealized gains (losses) on marketable common stock		(7)	2
Pension and postretirement plans	(10)	(5)	(16)
Other comprehensive loss	(823)	(657)	(40)
Total Comprehensive income	805	648	1,209
Cash dividends - common stock	(681)	(586)	(520)
Dividends attributable to noncontrolling interests	(57)	(59)	(39)
Redemption value adjustment attributable to redeemable noncontrolling interests			59
Repurchases of common stock	(1,362)	(1,249)	350
Repurchases of common stock		(32)	(80)
Other, including options exercised	272	266	362
Ending balance	$ 10,539	$ 11,562	$ 12,574
November 2013 [Member]
Equity [Line Items]
Stock repurchase program, authorized amount				$ 3,000